June 14, 2013
BY ELECTRONIC SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The WhiteWave Foods Company Registration Statement on Form S-1

Ladies and Gentlemen:

Submitted herewith for filing on behalf of The WhiteWave Foods Company (the “Company”) is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of the offer and sale of up to 34,400,000 shares of Class A common stock, par value $0.01 per share, of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System. In anticipation of this filing, the Company has caused the filing fee of $78,875.21 to be wire transferred to the Commission’s account at U.S. Bank of St. Louis, Missouri.

The Registration Statement relates to the Company’s public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as soon as possible.

Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

Please contact the undersigned at (202) 663-6402 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Erika L. Robinson

Erika L. Robinson

cc:	Justin L. Ochs, Esq.